Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ (453)	$ 3,441	$ 8,479	$ 9,172	$ 866
Other comprehensive income (loss), net of tax
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	30	(51)	(61)	31	(62)
Change in unrealized appreciation (depreciation) of all other investments	3,132	(13,376)	(31,695)	(5,638)	5,337
Change in cash flow hedges	(4)	177	157	0	0
Change in foreign currency translation adjustments	36	(23)	(101)	(20)	57
Change in retirement plan liabilities	2	0	2	1	(2)
Other comprehensive income (loss)	2,805	(10,259)	(25,106)	(4,091)	5,330
Comprehensive income (loss)	2,352	(6,818)	(16,627)	5,081	6,196
Less:
Comprehensive income attributable to noncontrolling interests	15	75	310	929	230
Comprehensive income (loss) attributable to Corebridge	$ 2,337	$ (6,893)	$ (16,937)	$ 4,152	$ 5,966